Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Post-employment Benefits
	December 31, 2020	December 31, 2019
Defined contribution
Futura II	186	361
Defined benefit
Futura	163,972	74,093
Health Plan	564,576	630,549
	728,734	705,003

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2020	December 31, 2019
Actuarial obligation at beginning of the year	1,249,630	1,012,792
Current service cost	540	480
Interest on actuarial obligation	89,253	91,849
Actuarial (gain) loss arising from financial assumptions	(58,250)	211,030
Actuarial loss (gain) arising from experience adjustment	30,267	(1,216)
Actuarial loss arising from demographic assumptions	14	—
Benefits payment	(62,298)	(65,305)
Actuarial obligation at the end of the year	1,249,156	1,249,630
Fair value of plan assets at the beginning of the year	(544,988)	(433,174)
Interest income	(38,452)	(39,299)
Return on investments in the year (excluding interest income)	34,370	(105,417)
Employer contributions	(33,836)	(32,403)
Benefit payments	62,298	65,305
Fair value of plan assets at the end of the year	(520,608)	(544,988)
Net defined benefit liability	728,548	704,642

Summary of Expense Recognized in Profit or Loss

Total expense recognized in profit or loss is as follows:

	December 31, 2020	December 31, 2019
Current service cost	(540)	(480)
Interest on actuarial obligation	(45,567)	(45,601)
	(46,107)	(46,081)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as other accumulated comprehensive income:

	December 31, 2020	December 31, 2019
Accumulated at the beginning of the year	66,305	170,702
Actuarial gain (loss) arising from financial assumptions	58,250	(211,030)
Actuarial (loss) gain arising from experience adjustment	(30,267)	1,216
Actuarial loss arising from demographic assumptions	(14)	—
Return on investments in the year (excluding interest income)	(34,370)	105,417
Accumulated at the end of the year	59,904	66,305

Summary of Plan Assets

The plan assets are composed of the following:

	December 31, 2020		December 31, 2019
	Amount	%	Amount	%
Fixed income bonds	513,470	99.96%	540,804	99.98%
Other	180	0.04%	84	0.02%
	513,650	100.00%	540,888	100.00%

Summary of Assumptions to Determine Defined Benefit Obligations

The main assumptions used to determine the benefit obligations of the Company are as follows:

	Defined benefit		Health plan
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Discount rate (per year)	7.20%	7.28%	7.43%	7.43%
Inflation rate (per year)	3.00%	3.70%	3.50%	3.70%
Future salary increases (per year)	N/A	N/A	6.60%	6.81%
Increase in pension plans (per year)	3.00%	3.70%	6.60%	6.81%

Summary of Changes in Discount Rate

Change in the discount rate for the statement of financial position date in one of the relevant actual assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	0.50%	(0.50)%
Defined benefit	(31,358)	34,201
Health plan	(35,907)	40,575